Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income from continuing operations	$ 1,940	$ 1,922
Loss from continuing operations attributable to non-controlling interests	6	2
Net income attributable to Magna International Inc. from continuing operations	1,946	1,924
Income (loss) from discontinued operations, net of tax	67	(42)
Net income attributable to Magna International Inc.	$ 2,013	$ 1,882
Basic	407.5	427.1
Stock options and restricted stock	5.2	6.1
Diluted	412.7	433.2